Acquisitions	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions	16. Acquisitions

Significant accounting judgements and estimates
Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Acquisitions are assessed to determine if they qualify as business combinations or asset acquisitions in terms of the requirements of IFRS 3
Business Combinations (IFRS 3) where the Group obtains control over an entity. In order to apply IFRS 3, the assets acquired and liabilities assumed, should constitute a business as defined in IFRS 3. Accordingly, management assesses whether the activities consist of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. If a transaction is not deemed to be a business combination, it is accounted for as an asset acquisition outside of the scope of IFRS 3. The IFRS 3 scope assessment could significantly impact the accounting treatment applied.
Accounting policy
Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
If a business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition-date fair value, and any resulting gain or loss is recognised in profit or loss or other comprehensive income, as appropriate. The fair value of the previously held interest is then considered in the determination of goodwill. The same approach is applied where the previous interest was held in a joint operation.
On an acquisition-by-acquisition basis, the Group recognises any NCI in the acquiree either at fair value or at the NCI’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.
The excess of the consideration transferred, the amount of any NCI in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.
Asset acquisitions
For acquisitions outside the scope of IFRS 3, the purchase consideration is allocated to identifiable assets and liabilities based on their relative fair values. Assets and liabilities that are initially measured at an amount other than cost are recognised at their respective carrying amounts as specified in the applicable accounting standards. To the extent that contingent consideration is payable in an asset acquisition based on future production, such variable payments are only recognised as expenses as and when incurred.
Statement of cash flows
The acquisition date fair value of deferred payments and contingent consideration relating to business combinations is part of the aggregate consideration for obtaining control of the underlying net assets. Therefore, unless the obligations are clearly part of the borrowing structure of the group, repayments of the acquisition date fair value are classified as investing activities. Additional deferred/
contingent payments in excess of the acquisition date fair value are considered to be operating activity cash flows by nature.

16.1 Century business combination
On 21 February 2023, Sibanye-Stillwater announced the launch of an off-market takeover offer, through its wholly-owned subsidiary
Sibanye Resources Australia Proprietary Limited, at A$1.10 cash consideration per share for all the shares in Century that Sibanye-Stillwater did not own. Century is an Australian base metal producer with zinc assets and a brownfield copper development project, which operates
Australia's largest hydraulic mine at the Century Mine in Queensland, extracting, processing and marketing zinc recovered from historical tailings. The takeover is in line with the Group’s strategy to invest in the circular economy and to be a global leader in tailings retreatment and recycling.
Prior to the takeover offer, Sibanye-Stillwater was the largest shareholder in Century with a shareholding of 19.9%. On 22 February 2023,
Sibanye-Stillwater obtained a controlling shareholding of 50.15% in Century through the on-market purchase of shares, therefore being the effective acquisition date.
Century's financial results were consolidated from the effective date. For the ten months ended 31 December 2023, Century contributed revenue of R2,251 million (A$184 million) and a net loss of R4,767 million (A$377 million) to the Group's results. Century's pro forma revenue and net loss would have been R3,085 million (A$253 million) and R5,062 million (A$403 million), respectively, had the acquisition been effective from 1 January 2023. In determining these amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on 1 January 2023. The functional currency of Century is the
Australian dollar.
The purchase price allocation on the effective date was prepared on a provisional basis in accordance with IFRS 3 for, amongst others, property, plant and equipment, contingent liabilities, provisions, as well as any deferred tax implications. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.
Consideration
The fair value of the consideration, including previous interest held is as follows:

Figures in million – SA rand		2023
Total fair value of investment in Century prior to acquisition		730
Fair value of original investment in Century[1]		357
Consideration paid for investment in associate[2]	18.4	373
Cash consideration paid to obtain control[3]		194
Total consideration		924
1This represents Sibanye-Stillwater's 19.89% investment in Century acquired in 2021. Sibanye-Stillwater held 26,184,675 shares which were revalued at A$1.1 per share, being the offer price for the take-over, directly before the acquisition of Century. A fair value gain of R99 million was recognised in fair value adjustment on other investments as detailed in other comprehensive income
2This represents 27,245,481 shares purchased by Sibanye-Stillwater at A$1.1 per share on 21 February 2023 for a cash consideration of A$30 million (R373 million). With this share purchase Sibanye-Stillwater obtained an additional 20.69% interest in Century, resulting in a total shareholding of 40.58% prior to the acquisition date
3The cash consideration paid to obtain control was for the purchase of 14,257,682 shares at A$1.1 per share on 22 February 2023, amounting to A$15.7 million (R194 million)
and an additional 9.57% interest in Century, resulting in a total shareholding of 50.15%
Acquisition related costs
The Group incurred total acquisition related costs of R18 million for the year ended 31 December 2023 on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.
Identified assets acquired and liabilities assumed
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2023
Property, plant and equipment[2]	14	4,610
Right-of-use assets[1]	15	293
Other receivables[1]		142
Environmental rehabilitation obligation funds[1]	21	329
Inventories[1,2]		422
Trade and other receivables[1]		262
Cash and cash equivalents[1,3]		418
Lease liabilities[1]	29	(315)
Environmental rehabilitation obligation and other provisions[2]	30	(2,363)
Other payables[1,2]		(863)
Borrowings[1]	28	(3)
Deferred revenue[1]	32	(198)
Trade and other payables[1]		(606)
Tax and royalties payable[1]	11.4	(285)
Fair value of identifiable net assets acquired		1,843
1Carrying value approximate fair value, except as detailed in footnote 2 below
2Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was based on an income approach consisting of a discounted cash flow model, and where necessary, fair values were limited to the relevant depreciated replacement cost
•The fair value of inventories in respect of zinc concentrate was based on an assessment of net realisable value
•The fair value of the environmental rehabilitation obligation was calculated using a discounted cash flow model considering the cost of rehabilitating and decommissioning the mine and relevant infrastructure
•The fair value of a financial liability, included in other payables, was based on an income approach consisting of a discounted cash flow model
•The fair value of a zinc hedge liability, included in other payables, was valued through a third party module based on the specifications of the existing hedge agreements and utilising relevant LME price inputs
3The transaction results in net cash acquired of R224 million based on cash and cash equivalents acquired of R418 million and cash consideration paid of R194 million
The table below summarises the value of the consideration paid and NCI recognised at the date of acquisition:

Figures in million – SA rand	2023
Consideration	924
Fair value of identifiable net assets acquired	(1,843)
NCI[1]	(919)
1.The amount recognised as NCI represents the NCI holders' effective proportionate share (49.85%) in the fair value of the identifiable net assets acquired
16.2 Kroondal business combination
On 31 January 2022, Sibanye-Stillwater announced that, through its subsidiary Sibanye Rustenburg Platinum Mines Limited (SRPM), it had
entered into an agreement with RPM a subsidiary of Anglo American Platinum Limited (AAP), whereby the Group would assume full ownership of the Kroondal operation with SRPM acquiring RPM's 50% ownership in the pool and share agreement (Kroondal PSA) between
Kroondal Operations Proprietary Limited (wholly-owned subsidiary of the Group) and RPM. On 1 November 2023, Sibanye-Stillwater
announced that the transaction had been brought forward and all conditions precedent had either been met or waived in order for SRPM to acquire RPM's 50% share in the Kroondal PSA effective 1 November 2023 (acquisition date). The implementation of the transaction (as announced on 31 January 2022) was subject to key conditions precedent such as the relevant regulatory approvals and required consent to transfer RPM's mining right to SRPM. Another key condition precedent was the delivery of 1,350,000 4E ounces by the Kroondal operation to RPM's designated smelters through the mining of both the Kroondal PSA orebody and SRPM orebody and the Klipfontein open pit operation. In order to expedite the transaction, this condition was waived in return for SRPM paying a contingent consideration to RPM until the full agreed number of ounces are delivered, which is expected to conclude in Q2 2024. The transaction also includes a contingent payment related to the mining of the Merensky Reef mining area, however since Sibanye-Stillwater currently does not plan to mine this area, no consideration was included as part of the business combination.
The conclusion of this transaction allows for the Group to extend the Kroondal operation's operating life, which was constrained by the existing Kroondal PSA and which has been transferred to SRPM on the effective date of the transaction. The Group will be able to realise the true potential of the adjacent resources by utilising the mechanised and low-cost Kroondal operation to mine across the boundary with
SRPM and accelerate the extraction of more remote areas of the SRPM orebody, which is expected to sustain employment in the Group and ensure the creation of significant value.
Kroondal's financial results were fully consolidated from the effective date. For the two months ended 31 December 2023, Kroondal contributed revenue of R1,006 million and a net profit of R609 million (includes a gain on acquisition of R898 million) to the Group's results.
Kroondal's pro forma revenue and net profit would have been R8,120 million and R1,387 million (includes a gain on acquisition of
R898 million), respectively, had the acquisition been effective from 1 January 2023. In determining these amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on 1
January 2023. The functional currency of Kroondal is SA rand.
The purchase price allocation on the effective date was prepared on a provisional basis in accordance with IFRS 3 for, amongst others, property, plant and equipment, contingent liabilities, provisions, as well as any deferred tax implications. If new information obtained within one year of the acquisition date, about facts and circumstances that existed at the acquisition date, identifies adjustments to the below amounts or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.
Consideration
The fair value of the consideration, including previous interest held is as follows:

Figures in million – SA rand	Note	2023
Cash consideration		—	*
Fair value of previously held interest[1]	19	2,354
Total contingent consideration		1,433
Contingent consideration related to delivery of agreed ounces[2]		333
Contingent consideration related to AAP receivable portion[3]		1,100
Total consideration		3,787
*Cash consideration of R1
1The fair value of the previously held interest in the Kroondal joint operation includes cash and cash equivalents of R489 million. The remeasurement of the Group's previous interest in Kroondal resulted in a gain of R298 million, which is included in other income (see note 19 and 8.2)
2    Sibanye-Stillwater agreed to pay RPM a contingent consideration based on a percentage of the cumulative pre-tax cash flows of the Kroondal PSA (effective 1
November 2023) until the total 1,350,000 4E ounces (on a 100% basis) are delivered to RPM (agreed PSA ounces). At the effective date, approximately 204,517 4E ounces were still outstanding in terms of the Kroondal PSA and will continue to be delivered under the terms of the purchase of concentrate (PoC) arrangement. The percentage is determined based on a sliding scale/specific ranges of the PGM basket price included in the sale agreement. Sibanye-Stillwater will not make any payment to RPM if the cumulative pre-tax cash flows of the Kroondal PSA is negative. The contingent consideration at the effective date was calculated using an average 4E PGM basket price of R20,703/4Eoz and a discount rate of 10.76%. A 10% change in the average 4E PGM basket price will result in an undiscounted R127 million change to the contingent consideration. The contingent consideration is subsequently measured at fair value with movements recognised in profit or loss. The liability at 31 December
2023 amounted to R300 million with a fair value gain of R33 million recognised in profit or loss (see note 22.2)
3    Sibanye-Stillwater agreed to pay RPM an amount equal to 50% of the amount receivable from RPM at the end of the final measurement period in respect of the agreed
PSA ounces in footnote 2 above (agreed PSA ounces receivable). The amount receivable relates to a Kroondal PSA PGM concentrate sale agreement between Sibanye-
Stillwater and RPM. RPM will withhold 50% of each payment of the agreed PSA ounces receivable until the payment is made in full. Sibanye-Stillwater determined the contingent consideration at effective date as 50% of the agreed PSA ounces receivable and was calculated using an average 4E PGM basket price of R22,495/4Eoz and a discount rate of 10.76%. A 10% change in the average 4E PGM basket price will result in an undiscounted R123 million change to the contingent consideration.  The contingent consideration is subsequently measured at fair value with movements recognised in profit or loss. The contingent consideration liability at 31 December 2023 amounted to R1,270 million with a fair value loss of R170 million recognised in profit or loss (see note 22.2)
Acquisition related costs
The Group incurred total acquisition related costs of R3 million for the year ended 31 December 2023 on advisory and legal fees. These costs are recognised as transaction costs in profit or loss during the period in which incurred.
Identified assets acquired and liabilities assumed
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2023
Property, plant and equipment[2]	14	2,093
Right-of-use assets[1]	15	4
Environmental rehabilitation obligation funds[1]	21	287
Inventories[1]		194
Trade and other receivables[1]		3,462
Cash and cash equivalents[1,3]		920
Environmental rehabilitation obligation and other provisions[2]	30	(873)
Deferred tax liabilities[4]	11.3	(348)
Other payables[1]		(5)
Cash-settled share-based payment obligations[1]	6.6	(31)
Trade and other payables[1]		(1,018)
Fair value of identifiable net assets acquired[2]		4,685
1Carrying value approximates fair value, except as detailed in footnote 2 below
2Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was based on an income approach consisting of a discounted cash flow model, and where relevant, fair values were limited to the relevant depreciated replacement cost
•The fair value of the environmental rehabilitation obligation was calculated using a discounted cash flow model considering the cost of rehabilitating and decommissioning the mine and relevant infrastructure
3    The transaction results in net cash acquired of R431 million based on total fair value of cash and cash equivalents acquired of R920 million,  excluding the fair value of cash and cash equivalents included in Sibanye-Stillwater's previously held proportionally consolidated interest in Kroondal amounting to R489 million and cash consideration paid of R1
4    Not within the IFRS 3 measurement scope and therefore measured in accordance with the requirements of IAS 12
The table below summarises the value of the consideration paid and gain recognised at the date of acquisition:

Figures in million – SA rand	2023
Consideration	3,787
Fair value of identifiable net assets acquired	(4,685)
Gain on acquisition	(898)
The consideration at the effective date is based on the remaining Kroondal agreed PSA ounces payable to RPM. Historically, and up to delivering the last agreed PSA ounce to RPM (expected June 2024), the delivered agreed PSA ounces included SRPM ounces mined outside of the Kroondal PSA area, resulting in reduced ounces being mined from the PSA area. The remaining PSA reserves are included in the valuation of the business combination and is the primary reason for the gain on acquisition.
16.3 Copper Mines of Tasmania Proprietary Limited (CMT) asset acquisition
On 1 November 2023, Sibanye-Stillwater announced that it had exercised its option to acquire a 100% shareholding, for a consideration of
US$10 million (R186 million), in CMT which owns the Mt Lyell copper mine in Tasmania, Australia. Sibanye-Stillwater obtained the option to acquire CMT from Vedanta Limited, as part of the Group's acquisition of Century in 2023 (see note 16.1).
Mt Lyell is a previously operated underground copper mine which commenced production in 1894 and operated until it was put on care and maintenance in 2014. This transaction will potentially provide the Group with low cost exposure to copper, which has been identified as an essential metal necessary to enable the clean energy transition. Mt Lyell will also potentially add primary production of copper to the
Group's current lithium and nickel exposure. A feasibility study, which considers the re-establishment of the operation is underway.
At the date of acquisition (17 November 2023), CMT did not meet the definition of a business in terms of IFRS 3, and is therefore accounted for as an asset acquisition.
Allocation of purchase consideration
Since the acquisition is outside the scope of IFRS 3, the purchase consideration was allocated to identifiable assets and liabilities based on their relative fair values. Assets and liabilities that are initially measured at an amount other than cost, such as financial instruments recognised at fair value, were recognised at their respective carrying amounts as specified in the applicable accounting standards. The functional currency of CMT is the Australian dollar.
The table below summarises the value of the consideration paid the date of acquisition:

Figures in million – SA rand	2023
Consideration[1]	261
1  The consideration includes transaction costs amounting to A$6 million (R75 million), which was not settled at 31 December 2023
The following table summarises the allocation of the gross purchase consideration to identifiable assets and liabilities:

Figures in million – SA rand	Notes	2023
Property, plant and equipment	14	556
Trade and other receivables		20
Cash and cash equivalents[1]		2
Inventories		53
Borrowings	28	(3)
Environmental rehabilitation obligation and other provisions	30	(340)
Trade and other payables		(27)
Total purchase consideration allocated on relative fair value basis		261
1  The transaction results in net cash paid of R184 million
16.4 Business combinations and asset acquisition net cash flow
The table below provides a summary of the net cash received/(paid) on acquisition of subsidiaries, Century, Kroondal and CMT during the year ended 31 December 2023:

Figures in million – SA rand	2023
Century acquisition, net of cash acquired	224
Cash consideration paid on effective date	(194)
Cash and cash equivalents acquired	418

Kroondal acquisition, net of cash acquired	431
Cash consideration paid	—	*
Cash and cash equivalents acquired	431

CMT asset acquisition	(184)
Cash consideration paid	(186)
Cash and cash equivalents acquired	2

Total acquisition of subsidiaries, net of cash acquired	471
*Cash consideration of R1